Note 29 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 2,786,857	$ 3,045,811
Depreciation and amortization	125,906	94,664
Operating earnings (loss)	164,578	218,197
Equity earnings	2,919	2,065
Other income, net	(13)	(212)
Interest expense, net	(30,949)	(29,452)
Income tax expense	(42,046)	(53,013)
Net earnings	94,489	137,585
Total assets	3,292,167	2,892,714
Total additions to long-lived assets	375,898	146,482
Americas Segment [Member]
Revenues	1,626,372	1,690,507
EMEA Segment [Member]
Revenues	516,507	636,466
Asia Pacific Segment [Member]
Revenues	470,632	542,609
Investment Management [Member]
Revenues	172,594	174,588
Operating Segments [Member] | Americas Segment [Member]
Revenues	1,626,372	1,690,507
Depreciation and amortization	56,667	34,113
Operating earnings (loss)	121,371	103,731
Equity earnings	1,469	1,361
Total assets	1,640,046	917,997
Total additions to long-lived assets	357,187	47,132
Operating Segments [Member] | EMEA Segment [Member]
Revenues	516,507	636,466
Depreciation and amortization	22,391	22,489
Operating earnings (loss)	8,336	48,510
Equity earnings	75	35
Total assets	648,557	672,691
Total additions to long-lived assets	8,194	12,656
Operating Segments [Member] | Asia Pacific Segment [Member]
Revenues	470,632	542,609
Depreciation and amortization	14,616	7,969
Operating earnings (loss)	45,221	67,062
Equity earnings
Total assets	384,001	388,606
Total additions to long-lived assets	4,593	79,904
Operating Segments [Member] | Investment Management [Member]
Revenues	172,594	174,588
Depreciation and amortization	27,464	26,504
Operating earnings (loss)	40,738	35,048
Equity earnings	1,181	669
Total assets	694,270	953,567
Total additions to long-lived assets	3,669	1,829
Corporate, Non-Segment [Member]
Revenues	752	1,641
Depreciation and amortization	4,768	3,589
Operating earnings (loss)	(51,088)	(36,154)
Equity earnings	193
Total assets	(74,707)	(40,147)
Total additions to long-lived assets	$ 2,255	$ 4,961